Label	Element	Value
BNY Mellon Floating Rate Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Floating Rate Income Fund
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

BNY MELLON INVESTMENT FUNDS IV, INC.

- BNY Mellon Floating Rate Income Fund

Supplement to Current Summary Prospectus and Prospectus

Alcentra NY, LLC, the fund's sub-adviser, has changed its name to BSP NY LLC. Accordingly, effective immediately, all references to Alcentra NY, LLC and Alcentra in the Summary Prospectus and Prospectus are replaced with BSP NY LLC and BSP, respectively.